SELIGMAN PORTFOLIOS, INC.

April 30, 2009

VIA EDGAR

Attention: Ms. Allison White

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Portfolios, Inc.
Post-Effective Amendment No. 43
File Nos. 033-15253; 811-05221
(the “Fund”)

Dear Ms. White:

The Fund hereby submits for filing a Post-Effective Amendment (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment has been marked to show changes from its filing of March 2, 2009, filed pursuant to Rule 485(a). The Amendment is being filed pursuant to Rule 485(b) for effectiveness on April 30, 2009.

We have revised the Fund’s Registration Statement to include previously omitted information and non-material updates and to address the comments raised by you. For ease of reference, I have repeated your comments below in the order in which they were discussed and have set forth the responses immediately after each numbered comment.

Comments on Fund’s Prospectus

1.	The Fund offers several portfolios. The table of contents page states that portfolios of the Fund are subadvised, with one exception. Revise the disclosure to accurately reflect which portfolio is subadvised.

Response: The disclosure has been revised to reflect that only Seligman International Growth Portfolio is subadvised.

2.	In connection with the disclosure in the principal investment strategies of the portfolios relating to futures contracts, add disclosure clarifying that the portfolios may invest in futures contract and the risks thereof.

Response: The requested revisions have been made.

3.	Disclose whether the principal risks of investing in Seligman Investment Grade Fixed Income Portfolio include the risks associated with subprime investments.

Response: Risks of subprime investments are not a principal risk of Seligman Investment Grade Fixed Income Portfolio.

4.	In the “Management of the Fund” section of the Prospectus, use the past tense when describing the management fee paid by a portfolio of the Fund to the investment manager.

Response: The requested revision has been made.

Comments on Fund’s Statement of Additional Information (SAI)

1.	The cover page refers to a fifth prospectus that is undated.

Response: The date has been added.

2.	The SAI omits procedures for shareholders to recommend candidates to the Fund’s Board.

Response: The required disclosure has been added to the SAI.

3.	Describe the actual conflicts of interest of the portfolio managers named in the SAI.

Response: The disclosure in the SAI describes the actual conflicts of interest of the named portfolio managers.

We believe that the foregoing addresses each of your comments. Pursuant to your instructions, the Fund hereby represents as follows:

i.	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing submitted herewith.
ii.	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing.
iii.	The Fund may not assert Staff comments as a defense in a proceeding initiated by the Commission or any person under the federal securities law.

If you have any questions related to this filing, please call the undersigned at (212) 850-1703.

Very truly yours,

/s/Joseph D’Alessandro
By: Joseph D’Alessandro
Vice President and Group Counsel General Counsel’s Office Ameriprise Financial, Inc.